CONVERTIBLE SECURED PROMISSORY NOTE (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Jun. 10, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	May 09, 2014	Feb. 28, 2014
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Description						converted the note plus accrued interest into common shares based on the 20% discount to the $0.81 ($0.90 CAD) per share equity financing		convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Maturity Date	Jun. 10, 2014					Feb. 28, 2014
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 27,677
Debt Instrument, Interest Rate Terms								prime plus 1%
Debt Instrument, Basis Spread on Variable Rate		1.00%		1.00%
Interest Expense, Debt		179	17,124	0	0	19,223	0
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			105,262			105,262
Debt Instrument, Interest Rate, Stated Percentage			10.00%			10.00%
Debt Instrument, Description						convert the principal plus accrued interest at a discount of 20% to the share price in the event of a qualifying financing
Debt Instrument, Maturity Date						Feb. 28, 2014
Debt Instrument, Convertible, Beneficial Conversion Feature				27,677
Debt Instrument, Basis Spread on Variable Rate										1.00%
Debt Instrument, Unamortized Discount			16,238			16,238
Interest Expense, Debt				$ 27,677	$ 55,647	$ 3,939	$ 7,282
Fair Value Inputs, Discount Rate									20.00%
Debt Instrument, Convertible, Conversion Price									$ 0.81